Canadian Emergency Business Loan Act (CEBA) (Details Narrative) - CEBA Loan [Member]	1 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)
Short-Term Debt [Line Items]
Proceeds from Issuance of Unsecured Debt	$ 44,673
Debt Instrument, Decrease, Forgiveness		$ 14,742
Debt Conversion, Original Debt, Amount		$ 44,673
Debt Instrument, Term		3 years
Debt Instrument, Interest Rate, Stated Percentage	5.00%	5.00%